Time charter revenues and net investment in direct financing lease	12 Months Ended
Dec. 31, 2018
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Leases of Lessor Disclosure [Text Block]
6. Time charter revenues and net investment in direct financing lease

As of December 31, 2018, the minimum contractual future revenues to be received under the time charters for the
PGN FSRU Lampung,
the
Höegh Gallant
and the
Höegh Grace
during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Total
2019	$127,446
2020	96,145
2021	79,606
2022	79,606
2023	79,606
Thereafter	542,360
Total	$1,004,769

The long-term time charter for the
PGN FSRU Lampung
with PGN LNG has an initial term of 20 years from the acceptance date of October 30, 2014 and the contract expires in 2034. The time charter hire payments began July 21, 2014 when the project was ready to begin commissioning. The lease element of the time charter is accounted for as a direct financing lease. The minimum contractual future revenues in the table above include the fixed payments for the lease and services elements for the initial term but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of tax expenses. The charterer has an option to purchase the
PGN FSRU Lampung,
which can be exercised after the third anniversary of the commencement of the charter until the twentieth anniversary, at stated prices in the time charter. The minimum contractual future revenues do not include the unexercised purchase option price. Should the purchase option be exercised in the short to medium term, the contractual price would exceed the net investment in financing lease but the future hire payments would cease. The time charter also provides options for the charterer to extend the lease term for two five-year periods. Unexercised option periods are excluded from the minimum contractual future revenues.

The long-term time charter for the
Höegh Gallant
has an initial term of five years from April 2015 and the contract expires in 2020. The lease element of the time charter is accounted for as an operating lease. The minimum contractual future revenues in the table above include the fixed payments for the lease element and the services element which also covers the vessel operating expenses and taxes. Pursuant to an option agreement, the Partnership has the right to cause Höegh LNG to charter the
Höegh Gallant
from the expiration or termination of the initial five-year charter until July 2025 at a rate equal to 90% of the rate payable pursuant to the current charter plus any incremental taxes or operating expenses as a result of the new charter. Unexercised option periods are excluded from the minimum contractual future revenues.

The long-term time charter for the
Höegh Grace
has an initial term of 20 years and the contract expires in 2036. The minimum contractual future revenues in the table above include the fixed payments for the lease element and services element but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of certain taxes. The non-cancellable charter period is 10 years. The initial term of the lease is 20 years. However, each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if the charterer waives its right to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10. The charterer has an option to purchase the
Höegh Grace
at a price specified in the
Höegh Grace
charter in year 15 and year 20 of such charter. The minimum contractual future revenues do not include the unexercised purchase option price. Only the non-cancellable lease period is included the minimum contractual future revenues.

The lease element of time charter hire for the
PGN FSRU Lampung
is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The direct financing lease is reflected on the consolidated balance sheets as net investment in direct financing lease, a receivable, as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,606)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,824	297,563
Principal repayment and amortization	(14,751)	(10,937)
Net investment in direct financing lease at December 31	283,073	286,626
Less: Current portion	(4,168)	(3,806)
Long term net investment in direct financing lease	$278,905	$282,820

There was no allowance for doubtful accounts as of December 31, 2018 and 2017.